Accrued liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Accrued liabilities and Other liabilities

	As of December 31,
	2019	2020
Accrued liabilities and other current liabilities
Payables related to professional service fee	3,700	6,753
Government grant	6,070	5,450
Accrual for exchange golden coins and membership credits	2,434	5,156
Refund from depository bank - current	1,011	945
Payables to employees related to net proceeds from share options exercised (Note 6)	1,716	491
Others	513	587

Total	15,444	19,382

Non-Current
Payables related to copyright (a)	8,707	6,622
Government grant	1,000	2,380
Refund from depository bank - non-current	2,734	1,612

Total	12,441	10,614

(a)	The Group purchased copyrights from third party copyright owners for the purpose of new product development and recorded liability for the payment not yet settled.